Subsidiaries - Financial Information Related to Acquisition of Xiamen Airlines Company Limited (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
	Oct. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		¥ 6,826	¥ 4,152	¥ 4,560	¥ 15,414
Net cash outflow		682	189	¥ 69
Goodwill		237	¥ 182
Xiamen Airlines Company Limited [member]
Disclosure of detailed information about business combination [line items]
Trade and other receivables	¥ 46
Cash consideration paid	47
Cash and cash equivalents	2
Cash and cash equivalents acquired	(2)
Trade and other payables	(11)
Net cash outflow	45
Total consideration transferred	47
The fair value of 49% equity of XACM on the acquisition date	45
Less: fair value of identifiable net assets	37
Goodwill	¥ 55	¥ 55